Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Company's Segment Information, Revenues

	As of or For theYear Ended			As of or For the Year Ended
	December 31, 2011			December 31, 2010
		Other and			Other and
	Regulated Eliminations Consolidated Regulated Eliminations Consolidated

Operating revenues	$699,592	$12,364	$711,956	$672,020	$11,418	$683,438
Operations and maintenance expense	258,236	12,280	270,516	253,005	11,642	264,647
Depreciation	108,166	(1,495)	106,671	105,571	(1,264)	104,307
Operating income	286,046	(236)	285,810	260,905	(558)	260,347
Interest expense, net of AFUDC	66,322	4,284	70,606	64,538	3,990	68,528
Income tax	73,185	(2,094)	71,091	77,435	(1,266)	76,169
Income(loss) fromcontinuing operations	146,771	(2,009)	144,762	119,340	(1,143)	118,197
Capital expenditures	329,210	1,375	330,585	315,977	408	316,385
Total assets	4,186,639	161,781	4,348,420	3,989,926	82,540	4,072,466
Goodwill	22,823	4,121	26,944	23,797	4,121	27,918

	As of or For theYear Ended
	December 31, 2009
		Other and
	Regulated	Eliminations Consolidated

Operating revenues	$621,808	$11,484	$633,292
Operations and maintenance expense	243,724	10,611	254,335
Depreciation	100,941	(1,517)	99,424
Operating income	229,237	(957)	228,280
Interest expense, net of AFUDC	63,268	452	63,720
Income tax	65,484	(610)	64,874
Income from continuing operations	100,923	(773)	100,150
Capital expenditures	271,815	1,344	273,159
Total assets	3,674,194	75,668	3,749,862
Goodwill	26,736	4,121	30,857

Schedule Of Selected Quarterly Financial Data

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter	Year
2011
Operating revenues	$163,615	$178,313	$197,328	$172,700	$711,956
Operations and maintenance expense	63,731	66,765	70,039	69,981	270,516
Operating income	60,920	72,623	87,759	64,508	285,810
Income from continuing operations	30,646	36,595	45,516	32,005	144,762
(Loss) income from discontinuing operations	(295)	995	(4,393)	2,000	(1,693)
Net income attributable to common shareholders	30,351	37,590	41,123	34,005	143,069
Basic income from continuing operations per common share	0.22	0.26	0.33	0.23	1.05
Diluted income from continuing operations per common share	0.22	0.26	0.33	0.23	1.04
Basic (loss) income from discontinuing operations per common share	0.00	0.01	(0.03)	0.01	(0.01)
Diluted (loss) income from discontinuing operations per common share	0.00	0.01	(0.03)	0.01	(0.01)
Basic net income per common share	0.22	0.27	0.30	0.25	1.04
Diluted net income per common share	0.22	0.27	0.30	0.24	1.03
Dividend paid per common share	0.155	0.155	0.155	0.165	0.630
Dividend declared per common share	0.155	0.155	0.320	-	0.630
Price range of common stock
- high	23.79	23.28	22.74	22.52	23.79
- low	21.56	21.03	19.28	20.16	19.28

2010
Operating revenues	$152,793	$168,733	$193,477	$168,435	$683,438
Operations and maintenance expense	63,909	65,432	68,842	66,464	264,647
Operating income	50,303	64,088	83,389	62,567	260,347
Income from continuing operations	21,609	28,894	40,370	27,324	118,197
(Loss) income from discontinuing operations	(98)	961	3,381	1,534	5,778
Net income attributable to common shareholders	21,511	29,855	43,751	28,858	123,975
Basic income from continuing operations per common share	0.16	0.21	0.29	0.20	0.86
Diluted income from continuing operations per common share	0.16	0.21	0.29	0.20	0.86
Basic (loss) income from discontinuing operations per common share	0.00	0.01	0.02	0.01	0.04
Diluted (loss) income from discontinuing operations per common share	0.00	0.01	0.02	0.01	0.04
Basic net income per common share	0.16	0.22	0.32	0.21	0.91
Diluted net income per common share	0.16	0.22	0.32	0.21	0.90
Dividend paid per common share	0.145	0.145	0.145	0.155	0.590
Dividend declared per common share	0.145	0.145	0.300	-	0.590
Price range of common stock
- high	17.88	18.73	20.99	22.97	22.97
- low	16.45	16.52	17.38	20.20	16.45

Schedule Of Selected Financial Data

Years ended December 31,	2011	2010	2009	2008	2007
PER COMMON SHARE:
Income from continuing operations
Basic	1.05	0.86	0.74	0.70	0.68
Diluted	1.04	0.86	0.74	0.69	0.67
(Loss) income from discontinuing operations
Basic	(0.01)	0.04	0.03	0.03	0.04
Diluted	(0.01)	0.04	0.03	0.03	0.04
Net income
Basic	$1.04	$0.91	$0.77	$0.73	$0.72
Diluted	1.03	0.90	0.77	0.73	0.71
Cash dividends declared and paid	0.63	0.59	0.55	0.51	0.48
Return on average Aqua America stockholders' equity	11.8%	10.9%	9.6%	9.6%	10.0%
Book value at year end	$9.01	$8.52	$8.12	$7.82	$7.32
Market value at year end	22.05	22.48	17.51	20.59	21.20
INCOME STATEMENT HIGHLIGHTS:
Operating revenues	$711,956	$683,438	$633,292	$589,901	$566,470
Depreciation and amortization	111,942	116,122	111,111	90,558	84,442
Interest expense, net (a)	77,802	73,391	66,343	66,055	64,232
Income from continuing operations before income taxes	215,853	194,366	165,024	155,351	147,163
Provision for income taxes	71,091	76,169	64,874	61,783	57,276
Income from continuing operations	144,762	118,197	100,150	93,568	89,887
(Loss) income from discontinuing operations	(1,693)	5,778	4,203	4,350	5,127
Net income attributable to common shareholders	143,069	123,975	104,353	97,918	95,014
BALANCE SHEET HIGHLIGHTS:
Total assets	$4,348,420	$4,072,466	$3,749,862	$3,486,339	$3,216,136
Property, plant and equipment, net	3,612,926	3,357,357	3,109,788	2,887,574	2,688,083
Aqua America stockholders' equity	1,251,313	1,174,254	1,108,904	1,058,446	976,298
Long-term debt, including current portion	1,475,886	1,519,457	1,404,930	1,217,815	1,201,308
Total debt	1,583,657	1,609,125	1,432,361	1,297,349	1,257,996
ADDITIONAL INFORMATION:
Operating cash flows from continuing operations	$357,621	$253,443	$252,542	$214,950	$183,678
Capital additions	330,585	316,385	273,159	259,646	232,410
Net cash expended for acquisitions
of utility systems and other	8,515	8,625	3,373	14,659	24,562
Dividends on common stock	87,133	80,907	74,729	68,504	63,763
Number of utility customers served (b) (c)	966,136	962,970	953,437	945,540	949,378
Number of shareholders of common stock	26,744	27,274	27,984	28,565	28,286
Common shares outstanding (000)	138,815	137,776	136,486	135,370	133,400
Employees (full-time) (c)	1,615	1,632	1,632	1,638	1,585

(a)	Net of allowance for funds used during construction and interest income.
(b)	2008 was impacted by the loss of 22,519 utility customers associated with two utility systems disposed of.
(c)	Includes continuing and discontinued operations.